Leases (Tables)	9 Months Ended
Sep. 30, 2025
Leases [Abstract]
Schedule of Total Remaining Operating Lease Payments
As of September 30, 2025, the total remaining operating lease payments included in the measurement of lease liabilities was as follows (in thousands):

Period ended December 31,
2025 (remaining 3 months)	$56
2026	226
2027	231
2028	236
2029	240
Thereafter	183

Total maturities	$1,172
Less: Imputed interest	(305)

Total present value of operating lease liability	$867